FINANCIAL RISK MANAGEMENT, Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity Securities at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 37,783	S/ 50,255
Equity Securities at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 94,457	125,638
Equity Securities at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 113,348	150,765
Participation in Mutual Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 157,130	96,665
Participation in Mutual Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 392,825	241,661
Participation in Mutual Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 471,390	289,994
Restricted Mutual Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 36,595	43,688
Restricted Mutual Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 91,489	109,220
Restricted Mutual Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 109,786	131,064
Participation in RAL Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 32,314	27,882
Participation in RAL Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 80,785	69,705
Participation in RAL Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 96,942	83,646
Investment Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 49,837	36,160
Investment Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 124,591	90,399
Investment Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 149,510	108,479
Hedge Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 17,682	12,694
Hedge Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 44,204	31,735
Hedge Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 53,045	38,081
Exchange Trade Funds at 10 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	10.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 10,531	3,209
Exchange Trade Funds at 25 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	25.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 26,326	8,021
Exchange Trade Funds at 30 Percent Change [Member]
Market Price Sensitivity Tests [Abstract]
Sensitivity analysis, percentage changes in market price	30.00%
Sensitivity analysis, expected unrealized gain (loss) due to change in market price	S/ 31,592	S/ 9,626